Income Taxes - Schedule of Reconciliation of Effective Tax Rate to Statutory Federal Rate (Details) - DiamiR Biosciences Corp. [Member]	12 Months Ended
	May 31, 2025	May 31, 2024
Schedule of Reconciliation of Effective Tax Rate to Statutory Federal Rate [Line Items]
Income taxes at Federal statutory rate	21.00%	21.00%
Discounts and interest on notes	(2.40%)	(2.10%)
Financing costs	(4.30%)
State taxes		(4.20%)
Other	(2.30%)	(1.20%)
Change in valuation allowance	(14.30%)	(36.30%)
Income tax provision	(2.30%)	(22.90%)